BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Current borrowings and current portion of non-current borrowings	$ 415	$ 53
Non-current portion of non-current borrowings	$ 12,498	$ 5,193